Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property and Equipment, Net
Property and Equipment, net

Note 9 Property and Equipment, Net

Property and equipment balances as of December 31, 2018 and 2017 are as follows:

(in thousands)	2018	2017
Computer and other equipment	$446,000	424,957
Buildings and improvements	275,396	262,499
Furniture and other equipment	167,578	141,927
Land	15,677	16,195
Other	1,171	724
Total property and equipment	905,822	846,302
Less accumulated depreciation and amortization	(522,748)	(521,084)
Property and equipment, net	$383,074	325,218

Property and equipment includes various types of equipment under capital lease arrangements. The Company has the following amounts of equipment under capital lease obligations as of December 31, 2018 and 2017:

(in thousands)	2018	2017
Computer and other equipment (acquired under capital lease arrangements)	$91,526	92,553
Furniture and other equipment (acquired under capital lease arrangements)	6,104	5,451
Total equipment	97,630	98,004
Less accumulated depreciation:
Computer and other equipment	(47,903)	(44,327)
Furniture and other equipment	(4,859)	(4,520)
Total accumulated depreciation	(52,762)	(48,847)
Total equipment, net	$44,868	49,157

Depreciation and amortization expense includes amounts for computer equipment, furniture and other equipment acquired under capital lease. Depreciation and amortization expense related to property and equipment was $81.1 million, $68.0 million and $62.5 million for the years ended December 31, 2018, 2017 and 2016, respectively.